Note 17 - Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
As at	April 30, 2023		October 31, 2022

	Carrying	Fair	Carrying	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash	$223,661	$223,661	$88,581	$88,581
Securities	39,652	39,652	141,564	141,564
Loans	3,419,455	3,409,081	2,992,678	2,963,676
Other	4,126	4,126	4,727	4,727

Liabilities

Deposits	$3,108,218	$3,065,051	$2,657,540	$2,561,421
Subordinated notes payable	104,532	106,835	104,951	107,367
Other	156,670	156,670	146,249	146,249